Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2014
Table Text Block [Abstract]
Schedule of derivative instruments in statement of financial position, fair value

The following table summarizes the total fair value, excluding interest accruals, of derivative assets and liabilities as of December 31:

	Other Assets		Other Liabilities
	Fair Value		Fair Value
(Millions)	2014	2013	2014	2013
Derivatives designated as hedging instruments:
Interest rate contracts
Fair value hedges	$314	$455	$4	$2
Total return contract
Fair value hedge	―	8	―	―
Foreign exchange contracts
Net investment hedges	492	174	46	116
Total derivatives designated as hedging instruments	806	637	50	118
Derivatives not designated as hedging instruments:
Foreign exchange contracts, including certain embedded derivatives(a)	185	64	114	95
Total derivatives, gross	991	701	164	213
Less: Cash collateral netting(b)	(158)	(336)	(4)	―
Derivative asset and derivative liability netting(c)	(122)	(36)	(122)	(36)
Total derivatives, net(d)	$711	$329	$38	$177

  Includes foreign currency derivatives embedded in certain operating agreements.
  Represents the offsetting of derivative instruments and the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) arising from derivative instrument(s) executed with the same counterparty under an enforceable master netting arrangement. Additionally, the Company received non-cash collateral from a counterparty in the form of security interest in U.S. Treasury securities with a fair value of $91 million and nil as of December 31, 2014 and 2013, respectively, none of which was sold or repledged. Such non-cash collateral economically reduces the Company’s risk exposure to $620 million as of December 31, 2014, but does not reduce the net exposure on the Company’s Consolidated Balance Sheets. Additionally, the Company posted $114 million and $26 million as of December 31, 2014 and 2013, respectively, as initial margin on its centrally cleared interest rate swaps; such amounts are recorded within Other receivables on the Company’s Consolidated Balance Sheets and are not netted against the derivative balances.
  Represents the amount of netting of derivative assets and derivative liabilities executed with the same counterparty under an enforceable master netting arrangement.
  The Company has no individually significant derivative counterparties and therefore, no significant risk exposure to any single derivative counterparty. The total net derivative assets and derivative liabilities are presented within Other assets and Other liabilities on the Company’s Consolidated Balance Sheets.

Effect of fair value hedges on results of operations

The following table summarizes the impact on the Consolidated Statements of Income associated with the Company’s hedges of its fixed-rate long-term debt and its investment in ICBC for the years ended December 31:

	Gains (losses) recognized in income
(Millions)	Derivative contract				Hedged item				Net hedge
	Income Statement	Amount			Income Statement	Amount			ineffectiveness
Derivative relationship	Line Item	2014	2013	2012	Line Item	2014	2013	2012	2014		2013		2012
Interest rate contracts	Other expenses	$(143)	$(370)	$(178)	Other expenses	$148	$351	$132		$5		$(19)	$(46)
Total return contract	Other non-interest				Other non-interest
	revenues	$11	$15	$(53)	revenues	$(11)	$(15)	$54	$	―	$	―	$1

Derivative instruments gain loss recognized in income

The following table summarizes the impact on pretax earnings of derivatives not designated as hedges, as reported on the Consolidated Statements of Income for the years ended December 31:

	Pretax gains (losses)
		Amount
Description (Millions)	Income Statement Line Item	2014		2013	2012
Interest rate contracts	Other expenses	$	―	$1	$(1)
Foreign exchange contracts (a)	Interest expense on long-term debt and other		―	―	(1)
	Other expenses		194	72	(56)
	Cost of Card Member services		4	―	―
Total			$198	$73	$(58)

Foreign exchange contracts include forwards and embedded foreign currency derivatives. Gains (losses) on these embedded derivatives are included in Other expenses.